Note 5 - Term Loans and Convertible Promissory Notes	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
5.
Term Loans and Convertible Promissory Notes

Term Loans

On
November 24, 2015,
the Company entered into a loan and security agreement (“Loan Agreement”) with Oxford Finance, LLC (“Oxford”), pursuant to which Oxford agreed to lend the Company up to
$10.0
million, issuable in
three
tranches of
$3.0
million (the “Term Loan A”),
$2.0
million (the “Term Loan B”) and
$5.0
million (the “Term Loan C”). Term Loan A, Term Loan B and Term Loan C will collectively be referred to as Term Loans. On
November 24, 2015,
the Company received
$3.0
million in proceeds from Term Loan A and on
January 29, 2016,
the Company received
$2.0
million in proceeds from Term Loan B. Warrants were issued in connection with Term Loan A and Term Loan B (See
Note
8
-
Warrants
). Under the terms of the Loan Agreement, the Company
may,
at its sole discretion, borrow
$5.0
million under the Term Loan C following the achievement of a defined milestone event until the earlier of
30
days thereafter or
March 31, 2016.
The Company did
not
draw on Term Loan C at
March 31, 2016
and the availability of the
$5.0
million under Term Loan C expired.

All outstanding Term Loans will mature on
November 1, 2019 (
the “Maturity Date”) and the Company will have interest only payments through
November 1, 2016,
followed by
36
months of principal and interest payments. The term loans will bear interest at a floating per annum rate equal to (a)
7.06%
plus (ii) the greater of (a) the
30
day U.S. Dollar LIBOR rate reported in the Wall Street Journal on the last business day of the month that immediately precedes the month in which the interest will accrue or (b)
0.19%.

The Company has the option to prepay all, but
not
less than all, of the borrowed amounts, provided that the Company will be obligated to pay a prepayment fee equal to (i)
3%
of the outstanding principal balance of the applicable Term Loan if prepayment is made prior to the first
anniversary of the applicable funding date of the Term Loan, provided, however, the prepayment fee will be reduced to
1%
if the Company is acquired within
six
months from the Term Loan closing date, or (ii)
2%
of the outstanding principal balance of the applicable Term Loan if prepayment is made prior to the second
anniversary of the applicable funding date of the Term Loan, or (iii)
1%
of the applicable Term Loan prepaid thereafter and prior to the Maturity Date. The Company will be required to make a final payment of
4.25%
of the funded amount, payable on the earlier of (i) the Maturity Date or (ii) the prepayment of the Term Loan.

The Company
may
use the proceeds from the Term Loans solely for working capital and to fund its general business requirements. The Company’s obligations under the Loan Agreement are secured by a perfected first
priority lien in all of its assets with a negative pledge on owned intellectual property.

In
January 2017,
the Company and Oxford Finance agreed to amend the Loan Agreement. After the Company made principal payments on
December 1, 2016
and
January 1, 2017,
Oxford agreed to an additional
12
months of interest-only payments followed by
23
months of amortization. The amendment fee amounted to
$100,000.
The amendment was accounted for as a debt modification.

In
March 2018,
the Company and Oxford Finance agreed to amend the Loan Agreement. After the Company made principal payments on
January 1, 2018,
February 1, 2018
and
March 1, 2018
Oxford agreed to another
5
months of interest-only payments followed by
15
months of amortization. The amendment fee amounted to
$200,000.
This amendment was accounted for as a debt modification.

In
September 2018,
the Company and Oxford Finance agreed to amend the debt agreement. Oxford agreed to
1
month of interest-only payments upon closing a
$1.5
million convertible promissory note with current investors followed by
2
months of interest-only payments upon entering into a merger followed by
11
months of repayments. The maturity date of the Term Loans remains unchanged. The amendment fee amounted to
$25,000.
The amendment was accounted for as a debt modification.

In
December 2018,
the Company and Oxford Finance agreed to amend the debt agreement. Oxford agreed to
1
month of interest-only payments upon closing a
$1.5
million convertible promissory note with current investors by
December 31, 2018,
followed by
10
months of repayments. The maturity date of the loans remains unchanged. The amendment fee amounted to
$35,000.
The amendment was accounted for as a debt modification.

The amendment fees are due and payable upon the earlier of: (i) the Maturity Date, (ii) the acceleration of any Term Loan, or (iii) the prepayment of a Term Loan, and are being accrued over the expected term of the Term Loan as interest expense.

In
January 2019,
the Company and Oxford Finance agreed to amend the debt agreement. Oxford agreed to
2
months of interest-only payments followed by
8
months of repayments upon delivery by
February 1, 2019
of an executed term sheet between the Company and Domain, the Company’s majority investor and an affiliate thereof, that would result in aggregate proceeds to the Company of
$20.0
million. The Company was also required to place
$200,000
in a segregated bank account that is subject to a blocked control agreement in favor of Oxford. The funds in the segregated account were to be released upon the earlier of, the consummation of a merger by
March 31, 2019
or the consummation of the equity financing. The Company recorded the
$200,000
as restricted cash in its balance sheet at
March 31, 2019.
The maturity date of the loans remained unchanged. The amendment fee amounted to
$50,000.
The amendment was accounted for as a debt modification.

In
May 2019,
the Company and Oxford Finance agreed to a
seventh
amendment to provide consent to the Merger. This consent amended certain provisions of the term loan to protect Oxford’s rights under the original Term Loan Agreement. The consent allowed Alliqua to be named as an additional borrower.

Upon the respective dates of the debt modifications,
no
gain or loss was recorded, and a new effective interest rate was established based on the carrying value of the debt and the revised cash flows.

The Term Loan A was recorded at its initial carrying value of
$3.0
million less debt issuance costs of approximately
$141,000,
Term Loan B was recorded at its initial carrying value of
$2.0
million, less debt issuance costs of approximately
$3,000.
The debt issuance costs are being amortized to interest expense over the life of the Term Loan using the effective interest method. The final payment is accrued over the life of the Term Loan through interest expense using the effective interest method. As of
December 31, 2018,
$2.3
million was outstanding under Term Loan A and
$1.5
million was outstanding under Term Loan B. At
December 31, 2017,
$2.8
million was outstanding under Term Loan A and
$1.9
million was outstanding under Term Loan B.

Interest expense recorded for the
three
months ended
March 31, 2019
and
2018
was
$179,000
and
$139,000,
respectively, and for the years ended
December 31, 2018
and
2017
was
$644,000
and
$515,000,
respectively.

As of
March 31, 2019,
the Company was in compliance with all covenants under the Loan Agreement.

Future principal payments for the Term Loans due under the Loan Agreement as of
March 31, 2019,
were as follows (in thousands):

Year End ing , December 31, 2019
Total principal payments	$3,833

Convertible Promissory Notes

The table below reflects the principal amount of the Notes issued by the Company to current investors (in thousands):

	As of December 31,		As of March 31,
	2017	2018	2019
			(unaudited)
Convertible note payable, due on March 29, 2019 interest at 8.0% p.a.	$—	$1,500	$1,500
Convertible note payable, due on September 27, 2019 interest at 8.0% p.a.	—	1,500	1,500
Convertible note payable, due on December 21, 2019 interest at 8.0% p.a.	—	1,500	1,500
Convertible note payable, due on March 29, 2020 interest at 8.0% p.a.	—	—	1,500
Total	$—	$4,500	$6,000

Conversion rights

The
March 2019
and
December 2018
Notes were issued with the same conversion and repayment rights, which are as follows:

(a)
in the event that the Company issues and sells shares of its preferred stock to the investors with proceeds to the Company of at least
$5
million, on or before the maturity date, and prior to the closing of a reverse merger, then the outstanding principal amount of these Notes and any unpaid accrued interest will automatically convert in whole into equity securities sold in the preferred stock financing at a conversion price equal to the cash price paid per share for equity securities by the investors in the such preferred stock financing;

(b)
in the event that the Company issues and sells shares of its common stock to the investors with proceeds to the Company of at least
$5
million, on or before the maturity date, and after the closing of a reverse merger, then the outstanding principal amount of this convertible promissory note and any unpaid accrued interest will automatically convert in whole into equity securities sold in the common stock financing at a conversion price equal to the cash price paid per share for equity securities by the investors in the common stock financing,

(c)
in the event of a preferred stock financing after the Company’s Board of Directors (the “Board”) has determined that the Company should not
pursue the proposed reverse merger with Alliqua BioMedical, Inc. or that such reverse merger is not
viable, then in connection with the preferred stock financing the conversion price shall equal eighty
percent (
80%
) of the cash price paid per share for the preferred securities by the investors in the preferred stock financing;

(d)
if the Company consummates a change of control while the Notes remain outstanding, the Company shall repay the holders in cash in an amount equal to
200%
of the outstanding principal amount of the Notes; and

(e)
in the event the Company consummates an IPO on or before the maturity date, then the outstanding principal amount of the Notes and any unpaid accrued interest will automatically convert into common stock at a conversion price equal to the per share offering price to the public for common stock in the IPO.

The Modified
March 2018
and Modified
September 2018
Notes were outstanding as of
March 31, 2019,
and had conversion and repayment rights as follows:

(a)
in the event that the Company issues and sells shares of its preferred stock to the investors on or before the maturity date, in a preferred stock financing, then the outstanding principal amount of this convertible promissory note and any unpaid accrued interest will automatically convert in whole into equity securities sold in the qualified financing at a conversion price equal to
80%
of the cash price paid per share for equity securities by the investors in the qualified financing;

(b)
if the Company consummates a change of control while the Notes remain outstanding, the Company shall repay the holders in cash in an amount equal to
200%
of the outstanding principal amount of the Notes, and

(c)
in the event the Company consummates an IPO on or before the maturity date, then the outstanding principal amount of the Notes and any unpaid accrued interest will automatically convert into common stock at a conversion price equal to the per share offering price to the public for common stock in the IPO.

(d)
In
October 2018,
the Company modified the terms of the
March 2018
and
September 2018
Notes to add an additional conversion option. The additional conversion option stipulated that if the Company consummates a reverse merger on or before the Maturity Date and prior to a Qualified Financing (as such terms are defined in the Notes Agreement), then the outstanding principal amount of the Notes and any unpaid accrued interest, shall automatically convert in whole without any further action by the Holder into shares of the Company’s Series B convertible preferred stock at a conversion price equal to
$0.3133
per share immediately prior to the closing of the reverse merger.

In
October 2018,
the Company determined that the modification of the
March 2018
and
September 2018
Notes adding the additional conversion right upon a reverse merger was a “substantial modification” as outlined in ASC
470
-
50
‘
Debt: Modifications and Extinguishments
’
and treated this modification as an extinguishment of the original Notes and recognized an
$11,000
gain from debt extinguishment in its statement of operations.

In
May
2019,
the principal and accrued unpaid interest of the Modified
March 2018
and Modified
September 2018
Notes was converted into the Company’s Series B convertible preferred stock. Upon consummation of the Merger, and subject to the terms and conditions of the Merger Agreement each outstanding share of capital stock of Adynxx, was converted into the right to receive the number of shares of the combined Company’s common stock equal to the Exchange Ratio formula in the Merger Agreement

Derivative Liability

The Company evaluated its Notes and determined that embedded components relating to conversion and redemption features of those contracts qualified as derivatives, which need to be separately accounted for in accordance with ASC
815.
The Notes contained embedded features that are required to be bifurcated as follows:

1. )
On or before the maturity date of the
March 2018
and
September 2018
notes, the principal and accrued interest of the notes will automatically convert into equity securities issued and sold in the initial closing of the Company’s next qualified equity financing with gross proceeds of at least
$5.0
million, exclusive of the conversion of the notes. The number of shares to be issued to the note holders will be equal to dividing the outstanding principal and any unpaid accrued interest by
80%
of the price paid per share of the next equity security sold to investors. The discount in share price to note holders is not
considered clearly and closely related to the debt host and results in an embedded derivative that must be bifurcated and accounted for separately from the debt host.

2. )
For all Notes, in the event of a change in control prior to repayment, the outstanding principal and unpaid accrued interest will be repaid in cash, plus a repayment premium equal to
100%
of the outstanding principal at the time of the change in control. Change in control means (i) a merger, consolidation, or other capital reorganization or business combination transaction of the Company, with or into, another corporation after which the shares of the capital stock represent a minority after the close of the transaction, or (ii) any transaction or series of related transactions to which the Company is a party in which in excess of
50%
of the Company’s voting power is transferred, or (iii) the sale of all or substantially all of the Company’s assets or the exclusive license of all or substantially all of the Company’s material intellectual property. The premium to note holders is not
considered clearly and closely related to the debt host and results in an embedded derivative that must be bifurcated and accounted for separately from the debt host.

3. )
For the
March 2019
and
December 2018
Notes, in the event the Company’s Board of Directors has determined the proposed reverse merger should not
be pursued or is
not
viable, then in connection with the closing of a preferred stock financing with gross proceeds of at least
$5.0
million exclusive of the conversion of the notes, the conversion price shall equal
80%
of the cash price paid per share for the securities in the preferred stock financing. However, if any of the holder’s shares of preferred stock of the Company are converted into common stock or any other equity security that is junior to the shares issued in the preferred stock financing, the notes shall not
convert into equity securities sold in the preferred stock financing without the holder’s prior written consent and instead shall remain outstanding. The discount in share price to note holders is not
considered clearly and closely related to the debt host and results in an embedded derivative that must be bifurcated and accounted for separately from the debt host.

Accordingly, upon the issuance of the
March 2018
Notes, the estimated fair value of the embedded derivative was determined using a bond plus option valuation model and assuming a probability of
30%
that a qualified financing would occur and a probability of
15%
that a change in control would occur. The Company recorded the estimated fair value of these embedded derivatives as a liability of
$496,000
with an offsetting amount recorded as debt discount, which offsets the carrying amount of the debt. The debt discount is amortized over the debt’s expected term of one
year.

Upon the issuance of the
September 2018
Notes, the estimated fair value of the embedded derivatives was determined using a bond plus option valuation model and assuming a probability of
40%
that a qualified financing would occur and a
zero
probability that a change in control would occur. The Company recorded the estimated fair value of these embedded derivatives as a liability of
$368,000
with an offsetting amount recorded as debt discount, which offsets the carrying amount of the debt. The debt discount is amortized over the debt expected term of one
year.

In
October 2018,
the Company modified the
March 2018
and
September 2018
Notes by adding an additional conversion right upon a reverse merger. The Company deemed this modification to be a
“substantial modification
” as defined in ASC
470
-
50
‘Debt: Modifications and Extinguishments’
and treated it as an extinguishment of the original Notes and the termination of the related derivative liability. The extinguishment of the
March 2018
and
September 2018
Notes, resulted in a net gain of
$11,000
being recorded in other income due to the expensing of the unamortized debt discount of
$641,000
and the release of the then fair value of the derivative liabilities of
$653,000.As
of
March 31, 2019
and
December 31, 2018,
the Company evaluated the fair value of the derivative liability associated with the modified
March 2018,
modified
September 2018,
December 2018
and
March 2019
Notes. It determined that the bifurcated derivative liability had no
value because the Company assumed a
zero
probability that a qualified financing would occur if the then planned reverse merger was not
consummated and a
zero
probability that a change in control would occur. As a result, the Company estimated the fair value of the derivative liability to be
$0
at
December 31, 2018
and
March 31, 2019.

For the
three
months ended
March 31, 2019
and
2018,
and the years ended
December 31, 2018,
and
December 31, 2017,
the Company had recorded interest expense for debt discount on these Notes of
$0,
$4,000,
$223,000
and
$0,
respectively